Document and Entity Information	3 Months Ended
Mar. 31, 2023
Document and Entity Information
Document Type	POS AM
Entity Registrant Name	FG MERGER CORP.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001906133
Amendment Description	Amendment No. 1
Amendment Flag	true